Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

Subsequent to September 30, 2024, the Company issued a total of 1,655,803 shares of its common stock consisting of: (i) 1,655,803 shares included in Common Stock Payable; (ii) 0 shares issued for a warrant exercise: and (iii) 0 shares issued at market price in a private placement for $0.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2024, to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.